COMMITMENTS	12 Months Ended
Mar. 31, 2023
CONTINGENCIES
COMMITMENTS

26. COMMITMENTS

Commitments

The Company and Changfeng County Government of Hefei City (“Hefei”) entered into a strategic partnership on September 24, 2021 to jointly invest in and build a used car inspection and reconditioning center (“IRC”). Total investment would be RMB2.5 billion (including the investment of both Hefei and the Company). The Company will lend the IRC from Hefei and is obligated to pay the rentals for IRC after the right-of-use transfers to the Company.